OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2015	2016

Government authorities	$443	$325
Employees	13	25
Prepaid expenses	852	1,087
Advances to suppliers	533	1,050
Others	266	264

	$2,107	$2,751